Business combination (Fair value of major classes of identifiable assets acquired and liabilities assumed) (Detail) - USD ($) $ in Thousands		Aug. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Trademark			$ 6,100	$ 6,100
Labilities:
Goodwill on acquisition			$ 671,122	$ 627,294	$ 627,294
Reliable Financial Services
Business Acquisition
Cash consideration transferred		$ 1,843,256
Assets:
Loans		1,802,463
Premises and equipment		1,246
Accrued income receivables		1,466
Other assets		4,929
Trademark		488
Total assets		1,810,592
Labilities:
Other liabilities		11,164
Total liabilities		11,164
Net assets acquired		1,799,428
Goodwill on acquisition		43,828
Reliable Financial Services | Book Value Before Acquisition Adjustment
Business Acquisition
Cash consideration transferred		1,843,256
Assets:
Loans		1,912,866
Premises and equipment		1,246
Accrued income receivables		1,466
Other assets		5,020
Trademark		0
Total assets		1,920,598
Labilities:
Other liabilities		11,164
Total liabilities		11,164
Net assets acquired		1,909,434
Reliable Financial Services | Fair value adjustment
Business Acquisition
Cash consideration transferred		0
Assets:
Loans	[1]	(126,908)
Premises and equipment		0
Accrued income receivables		0
Other assets		0
Trademark		488
Total assets		(126,420)
Labilities:
Other liabilities		0
Total liabilities		0
Net assets acquired		(126,420)
Reliable Financial Services | Period adjustment
Business Acquisition
Cash consideration transferred		0
Assets:
Loans	[1]	16,505
Premises and equipment		0
Accrued income receivables		0
Other assets		(91)
Trademark		0
Total assets		16,414
Labilities:
Other liabilities		0
Total liabilities		0
Net assets acquired		$ 16,414

[1]	The fair value discount is comprised of $106 million related to the retail auto loans portfolio and $4 million related to the commercial loans portfolio.